Fair Value Measurements: Fair Value, Level 3 Instruments (Tables)	3 Months Ended
Jun. 30, 2014
Tables/Schedules
Fair Value, Level 3 Instruments

Fair Value Measurements March 31, 2014
	Level 1	Level 2	Level 3	Total
Convertible notes from stockholders, at fair value	$-	$-	$-	$-
Derivative liability	$-	$-	$-	$-

	Fair Value Measurement March 31, 2013
	Level 1	Level 2	Level 3	Total
Convertible notes from stockholders, at fair value	$-	$-	$227,521	$227,521
Derivative liability	$-	$-	$260,311	$260,311